NATURE OF OPERATIONS	9 Months Ended
Apr. 30, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF OPERATIONS

NOTE 1 – NATURE OF OPERATIONS

Myson, Inc. (“Myson”, or the “Company”) is an Oklahoma corporation formed on July 8, 2021. The Company was formed for the purpose of entering into a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses.

On May 11, 2022, G. Reed Petersen Irrevocable Trust (the “Seller”), agreed to sell all 1,000 issued and outstanding Series A Preferred Shares of the Company to Reddington Partners LLC (the “Purchaser”), thus constituting a change of control of the Company, for $495,000, pursuant to a Stock Purchase Agreement (the “Stock Purchase Agreement”). The Preferred Shares were convertible into 10,000,000 common shares which, upon conversion, represent approximately 98.7% of the Company’s outstanding common shares. On June 8, 2022, Reddington Partners LLC converted their Series A Preferred Shares into 10,000,000 common shares.

The sale of the Shares to the Purchaser was completed on May 17, 2022. As part of the Stock Purchase Agreement, G. Reed Petersen agreed to resign as the Company’s sole officer and director; and the change of management was completed on June 5, 2022. On June 6, 2022, Henrik Rouf became the Company’s sole officer and director.

On March 30, 2023, the Company, entered into a Reorganization Agreement (the “Reorganization Agreement”) with Megamile Capital, Inc. d/b/a Mag Mile Capital f/k/a CSF Capital LLC (“Mag Mile Capital”) under which Mag Mile Capital was merged with and into Myson. At the closing of the Reorganization Agreement, the sole member of the Myson Board of Directors and its officer resigned and Rushi Shah, President and CEO of Mag Mile Capital, assumed the positions of Chairman of the Myson Board of Directors and the title of President and CEO, Secretary and Treasurer of Myson. Under the terms of the Reorganization Agreement, Mag Mile Capital’s shareholders now own 87% of the issued and outstanding shares of the Company’s common stock or 87,424,424 shares.

The Merger is accounted for as a reverse recapitalization. Mag Mile Capital is deemed the accounting predecessor of the Merger and will be the successor registrant for SEC purposes, meaning that Mag Mile Capital’s financial statements for previous periods will be disclosed in the Company’s future periodic reports filed with the SEC.

Mag Mile Capital is a full-service commercial real estate mortgage banking firm headquartered in Chicago with offices in the states of New York, Massachusetts, Connecticut, Florida, Texas, Michigan, Colorado and Nevada. Mag Mile Capital is a national platform comprised of capital markets specialists with extensive experience in real estate bridge financing, mezzanine and permanent debt placement and equity arrangements throughout the full capital stack and across all major real estate asset classes nationwide, including hotels, multifamily, office, retail, industrial, healthcare, self-storage and special purpose properties, offering access to structured debt and equity advisory solutions and placement for real estate investors, developers, and entrepreneurs, Mag Mile Capital leverages a wide variety of lending relationships and equity capital connections as a leading national real estate mortgage intermediary. Its personnel have collectively raised over $9 billion in real estate financing during their combined 29 years of experience in this industry.